Carrying Values of Vessels, Vessels Under Construction and Goodwill	12 Months Ended
Dec. 31, 2017
Impairment Of Assets [Abstract]
Carrying values of vessels, vessels under construction and goodwill
Carrying values of vessels, vessels under construction and goodwill
At each balance sheet date, we review the carrying amounts of our vessels and related drydock costs to determine if there is any indication that those vessels and related drydock costs have suffered an impairment loss. If such indication exists, the recoverable amount of the vessels and related drydock costs is estimated in order to determine the extent of the impairment loss (if any). Recoverable amount is the higher of fair value less costs to sell and value in use. As part of this evaluation, we consider certain indicators of potential impairment, such as market conditions including forecast time charter rates and values for second hand product tankers, discounted projected vessel operating cash flows and the Company’s overall business plans.
At December 31, 2017, we reviewed the carrying amount of our vessels to determine whether there was an indication that these assets had suffered an impairment. First, we compared the carrying amount of our vessels to their fair values less costs to sell (determined by taking into consideration two independent broker valuations). If the carrying amount of our vessels was greater than the fair values less costs to sell, we prepared a value in use calculation where we estimated each vessel’s future cash flows. These estimates were primarily based on (i) a combination of the latest forecast, published time charter rates for the next three years and a 2.47% growth rate (which is based on published historical and forecast inflation rates) in freight rates in each period thereafter and (ii) our best estimate of vessel operating expenses and drydock costs, which are based on our most recent forecasts for the next three years and a 2.47% growth rate in each period thereafter. These cash flows were then discounted to their present value using a pre-tax discount rate of 8.03%. The results of these tests were as follows:
At December 31, 2017, we had 107 vessels in our fleet and two vessels under construction:

•	Eight of our owned or financed leased vessels in our fleet had fair values less cost to sell more than their carrying amount. As such, there were no indicators of impairment for these vessels.

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99 of our 107 owned or finance leased vessels in our fleet had fair values less costs to sell less than their carrying amount. We prepared a value in use calculation for each of these vessels which resulted in no impairment being recognized.

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We did not obtain independent broker valuations for our two vessels under construction. To assess their carrying values for impairment, we prepared value in use calculations for each vessel which resulted in no impairment being recognized.

At December 31, 2016, we had 77 vessels in our fleet and ten vessels under construction:

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All of our 77 vessels in our fleet had fair values less costs to sell in excess of their carrying amount. We prepared a value in use calculation for each these vessels which resulted in no impairment being recognized.

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We did not obtain independent broker valuations for our ten vessels under construction. To assess their carrying values for impairment, we prepared value in use calculations for each vessel which resulted in no impairment being recognized.

The impairment test that we conduct is most sensitive to variances in the discount rate and future time charter rates.

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Based on the sensitivity analysis performed for December 31, 2017, a 1.0% increase in the discount rate would result in four MR vessels being impaired for an aggregate $2.3 million loss. Alternatively, a 5% decrease in forecasted time charter rates would result in 13 Handymax and MR vessels being impaired for an aggregate $6.9 million loss.

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Based on the sensitivity analysis performed for December 31, 2016, a 1.0% increase in the discount rate would result in four MR vessels and six LR2 being impaired and recognized $20.2 million loss. Alternatively, a 5% decrease in forecasted time charter rates would also result in four MR vessels and six LR2 being impaired and recognized $22.4 million loss.